Income tax and deferred taxes - Tax Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	$ 10,059	$ 8,557
Chile
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards	$ 10,059	7,113
Foreign
Disclosure of Income tax and deferred taxes [Line Items]
Net operating loss carryforwards		$ 1,444